POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - PENSION PLANS WITH ACCUMULATED AND PROJECTED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (DETAILS) (USD $)
In Millions, unless otherwise specified
	Jun. 30, 2013	Jun. 30, 2012
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 12,024	$ 11,623
Accumulated benefit obligation	10,406	10,009
Fair value of plan assets	6,086	6,013
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	12,962	12,310
Accumulated benefit obligation	11,149	10,533
Fair value of plan assets	$ 6,895	$ 6,583